CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of interest Rate Profile of Financial Assets/Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Variable Rate Instruments [Abstract]
Cash at bank and in hand	$ 3,691	$ 6,578
Variable rate financial liabilities (senior secured term loan)	(40,109)	(44,301)
Variable rate instruments	(36,418)	37,723
Fixed rate instruments
Fixed rate financial liabilities (exchangeable note)	(210)	(210)
Fixed rate financial liabilities (convertible note)	(14,542)	(13,746)
Fixed rate financial liabilities (lease payables)	(12,566)	(13,943)
Financial assets (lease receivables)	155	170
Fixed rate instruments	$ (27,163)	$ (27,729)